Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total	$ 52,063,083	$ 29,393,624
Accumulated depreciation	(22,939,840)	(16,168,863)
Property, plant and equipment, net	29,123,243	13,224,761
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total	3,927,085	4,135,656
Mechanical equipment [Member]
Property, Plant and Equipment [Line Items]
Total	19,562,087	18,432,857
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	348,941	321,719
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total	6,772,941	1,678,977
Computer software [Member]
Property, Plant and Equipment [Line Items]
Total	174,740	147,665
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total	218,004	219,370
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total	$ 21,059,285	$ 4,457,380